Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Environment and Alternative Energy Portfolio

November 30, 2019

ENV-QTLY-0120
1.810704.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Energy Efficiency - 39.8%
Buildings Energy Efficiency - 12.9%
A.O. Smith Corp.	66,540	$3,220,536
Acuity Brands, Inc.	21,880	2,861,466
Carlisle Companies, Inc.	25,780	4,021,164
Comfort Systems U.S.A., Inc.	85,170	4,352,187
Ingersoll-Rand PLC	67,360	8,831,570
		23,286,923
Diversified Energy Efficiency - 9.7%
Honeywell International, Inc.	98,147	17,524,146
Industrial Energy Efficiency - 6.7%
EMCOR Group, Inc.	55,828	4,964,784
Minerals Technologies, Inc.	7,730	417,420
Regal Beloit Corp.	48,204	3,939,713
Rockwell Automation, Inc.	14,330	2,806,387
		12,128,304
Power Network Efficiency - 4.7%
Eaton Corp. PLC	91,690	8,481,325
Transport Energy Efficiency - 5.8%
BorgWarner, Inc.	101,300	4,259,665
Innospec, Inc.	61,907	6,091,649
Modine Manufacturing Co. (a)	27,970	207,537
		10,558,851

TOTAL ENERGY EFFICIENCY		71,979,549

Environmental Support Services - 13.4%
Diversified Environmental - 13.4%
3M Co.	77,972	13,237,306
Dover Corp.	43,120	4,807,018
Parker Hannifin Corp.	30,740	6,110,805
		24,155,129
Other Select Environmental - 4.7%
Other Environmental - 4.7%
Accenture PLC Class A	5,370	1,080,229
C.H. Robinson Worldwide, Inc.	9,440	725,464
Oracle Corp.	16,430	922,380
Philips Lighting NV (b)	96,160	2,868,042
Reliance Steel & Aluminum Co.	23,720	2,798,486
		8,394,601
Pollution Control - 3.9%
Pollution Control Solutions - 3.9%
Cummins, Inc.	38,322	7,007,561
Renewable & Alternative Energy - 13.7%
Biofuels - 1.9%
Cosan SA Industria e Comercio	231,370	3,403,577
Renewable Energy Developers and Independent Power Producers - 11.6%
BKW AG	11,660	819,903
Colbun SA	10,856,360	1,546,567
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	284,870	863,156
Empresa Nacional de Electricidad SA sponsored ADR (c)	111,110	1,355,542
Enel SpA	938,850	7,095,908
Enersis SA sponsored	96,290	931,124
Hollysys Automation Technologies Ltd.	79,161	1,164,458
TE Connectivity Ltd. (c)	78,480	7,275,881
		21,052,539
Solar Energy Generation Equipment - 0.2%
Canadian Solar, Inc. (a)(c)	15,280	249,828

TOTAL RENEWABLE & ALTERNATIVE ENERGY		24,705,944

Waste Management & Technologies - 3.1%
Recycling and Value Added Waste Processing - 3.1%
Schnitzer Steel Industries, Inc. Class A	127,050	2,737,928
Steel Dynamics, Inc.	84,850	2,861,991
		5,599,919
Water Infrastructure & Technologies - 15.4%
Diversified Water Infrastructure and Technology - 7.4%
Danaher Corp. (c)	91,620	13,374,688
Water Infrastructure - 8.0%
Crane Co.	42,347	3,517,765
HD Supply Holdings, Inc. (a)	40,110	1,597,180
IDEX Corp.	28,920	4,706,441
Rexnord Corp. (a)	70,420	2,224,568
Watts Water Technologies, Inc. Class A	25,060	2,429,818
		14,475,772

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		27,850,460

TOTAL COMMON STOCKS
(Cost $138,806,452)		169,693,163

Money Market Funds - 13.6%
Fidelity Cash Central Fund 1.61% (d)	10,410,301	10,412,383
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	14,092,926	14,094,335
TOTAL MONEY MARKET FUNDS
(Cost $24,506,718)		24,506,718
TOTAL INVESTMENT IN SECURITIES - 107.6%
(Cost $163,313,170)		194,199,881
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(13,799,545)
NET ASSETS - 100%		$180,400,336

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,868,042 or 1.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,946
Fidelity Securities Lending Cash Central Fund	3,674
Total	$116,620

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.